Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2021
Receivables [Abstract]
Schedule of accounts receivable, net
	As of March 31,
	2020	2021
	RMB	RMB
Accounts receivable	42,253	18,400
Allowance for doubtful accounts	(838)	(878)
Accounts receivable, net	41,415	17,522

Schedule of movement of allowance for doubtful accounts
	Year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of year	1,565	1,815	838
Additions for the year	250	524	50
Reversal for the year	-	(1,511)	-
Foreign currency translation difference	-	10	(10)
Balance at the end of year	1,815	838	878